Share-based payments - Fair value of options granted (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2024 GBP (£) plan £ / shares	Dec. 31, 2023 GBP (£) £ / shares	Dec. 31, 2022 GBP (£) £ / shares
Share-based payments
Number of employee option plans | plan	2
Total Expense Recognised | £	£ 7,486	£ 8,816	£ 23,189
EMI Scheme
Share-based payments
Total Expense Recognised | £	344	732	£ 7,858
Average share price at date of grant | £ / shares			£ 50.7
Expected volatility (%)			50.00%
Vesting period in years			2 years 9 months
Risk-free interest rate (%)			1.25%
2021 Incentive Plan
Share-based payments
Total Expense Recognised | £	£ 7,142	£ 8,084	£ 14,512
Quarterly vesting percentage	6.25%
Average share price at date of grant | £ / shares	£ 7.13	£ 9.5
Expected volatility (%)	90.00%	89.58%
Risk-free interest rate (%)	4.43%	4.78%
2021 Incentive plan - Compare Share Option Plan (CSOP)
Share-based payments
Average share price at date of grant | £ / shares		£ 6.2
Expected volatility (%)		90.00%
Vesting period in years		2 years 7 months 17 days
Risk-free interest rate (%)		4.80%